Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables and Other Current Assets
The detail of receivables and other current assets of the Telefónica Group at December 31, 2022 and December 31, 2021 is as follows:

Millions of euros	12/31/2022	12/31/2021
Receivables (Note 16)	7,340	6,903
Trade receivables	9,680	8,926
Impairment of trade receivables	(2,891)	(2,531)
Receivables from associates and joint ventures (Note 10)	151	121
Other receivables	400	387
Other current assets	1,794	1,384
Contractual assets (Note 23)	195	133
Capitalized costs (Note 23)	885	668
Prepayments	714	583
Total	9,134	8,287

Schedule of Impairment of Trade Receivables
The movement in impairment of trade receivables in 2022 and 2021 is as follows:

Millions of euros
Impairment provision at December 31, 2020	2,549
Allowances	598
Inclusion of companies	(38)
Amounts applied	(545)
Translation differences and other	(33)
Impairment provision at December 31, 2021	2,531
Allowances	613
Transfers	12
Amounts applied	(397)
Translation differences and other	132
Impairment provision at December 31, 2022	2,891

Schedule of Accounts Receivable Balances
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2022 and 2021 is as follows:

Millions of euros	12/31/2022		12/31/2021
	Trade receivables	Impairment	Trade receivables	Impairment
Unbilled receivables	2,495	(9)	2,316	(16)
Amount not overdue invoiced	3,011	(154)	2,976	(114)
Less than 90 days	1,024	(160)	893	(141)
Between 90 and 180 days	347	(150)	333	(125)
Between 180 and 360 days	534	(381)	416	(306)
More than 360 days	2,269	(2,037)	1,992	(1,829)
Total	9,680	(2,891)	8,926	(2,531)